Financing net investment result (Tables)	12 Months Ended
Dec. 31, 2024
Statement 1 [Line Items]
Summary of Financing Net Investment Result

	Note	2024	2023	2022

Interest charges	11.1	(190)	(182)	(182)

Other financing income		-	-	5

On December 31		(190)	(182)	(178)

Summary of Interest Charges

	2024	2023	2022

Subordinated loans	(99)	(115)	(119)

Trust pass-through securities	(9)	(9)	(9)

Borrowings	(82)	(58)	(54)

On December 31	(190)	(182)	(182)